NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-6:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-6 (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year or period then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years or periods in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year or period then ended, the changes in contract owners’ equity for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-account’s Statement of Operations and Statement of Changes in Contract Owners’ Equity for the periods indicated.

Sub-account	Financial Statement	Period
Nationwide Funds Group NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

	Statement of Operations	January 3, 2017 to December 31, 2017

	Statement of Changes in Contract Owners’ Equity	January 3, 2017 to December 31, 2017

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AMERICAN CENTURY INVESTORS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
VP Ultra(R) Fund - Class I (ACVU1)
VP Ultra(R) Fund - Class II (ACVU2)
VP Value Fund - Class I (ACVV)
VP Value Fund - Class II (ACVV2)
FIDELITY INVESTMENTS
Contrafund(R)Portfolio - Service Class 2 (FC2)
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Growth Portfolio - Service Class 2 (FG2)
NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class I (HIBF)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Money Market Fund - Class II (NVMM2)
GUGGENHEIM INVESTMENTS
Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)
Variable Trust - Basic Materials Fund (RBMF)
Variable Trust - Biotechnology Fund (RBF)
Variable Trust - Commodities Strategy Fund (RVCMD)
Variable Trust - Consumer Products Fund (RCPF)
Variable Trust - Dow 2x Strategy Fund (RVLDD)
Variable Trust - Electronics Fund (RELF)
Variable Trust - Energy Fund (RENF)
Variable Trust - Energy Services Fund (RESF)
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Variable Trust - Financial Services Fund (RFSF)
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Variable Trust - Health Care Fund (RHCF)
Variable Trust - Internet Fund (RINF)
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Variable Trust - Japan 2x Strategy Fund (RLCJ)
Variable Trust - Leisure Fund (RLF)
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Variable Fund - Multi-Hedge Strategies (RVARS)
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Variable Trust - NASDAQ-100(R) Fund (ROF)
Variable Trust - Nova Fund (RNF)
Variable Trust - Precious Metals Fund (RPMF)
Variable Trust - Real Estate Fund (RREF)
Variable Trust - Retailing Fund (RRF)
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Variable Trust - S&P 500 2x Strategy Fund (RTF)
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Variable Trust - Technology Fund (RTEC)
Variable Trust - Telecommunications Fund (RTEL)
Variable Trust - Transportation Fund (RTRF)
Variable Trust - Utilities Fund (RUTL)
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VP Income & Growth Fund - Class I (ACVIG)
100,022 shares (cost $942,355)	$1,071,238
VP Income & Growth Fund - Class II (ACVIG2)
320 shares (cost $2,376)	3,429
VP Ultra(R) Fund - Class I (ACVU1)
18,901 shares (cost $288,055)	365,544
VP Ultra(R) Fund - Class II (ACVU2)
1,270 shares (cost $13,757)	24,154
VP Value Fund - Class I (ACVV)
53,319 shares (cost $512,069)	597,704
VP Value Fund - Class II (ACVV2)
2,613 shares (cost $17,357)	29,318
Contrafund(R)Portfolio - Service Class 2 (FC2)
27,408 shares (cost $916,867)	1,015,458
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
17,358 shares (cost $372,943)	404,800
VIP Growth Portfolio - Service Class 2 (FG2)
4,558 shares (cost $287,579)	332,106
Federated NVIT High Income Bond Fund - Class I (HIBF)
155,408 shares (cost $1,059,215)	1,024,138
NVIT Nationwide Fund - Class I (TRF)
7,181 shares (cost $120,960)	137,228
NVIT Government Bond Fund - Class I (GBF)
50,569 shares (cost $564,156)	541,590
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
57,871 shares (cost $730,220)	787,050
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
24,694 shares (cost $247,993)	248,919
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
108,954 shares (cost $1,387,911)	1,418,586
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
76,648 shares (cost $1,050,639)	1,081,504
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
22,895 shares (cost $260,879)	260,312
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
18 shares (cost $203)	224
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
15,563 shares (cost $273,132)	300,516
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1 shares (cost $11)	12
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,125 shares (cost $77,372)	78,622
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
96 shares (cost $1,096)	1,435
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,434 shares (cost $91,088)	100,389
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
1,209 shares (cost $23,341)	25,947
NVIT Money Market Fund - Class II (NVMM2)
9,776,688 shares (cost $9,776,688)	9,776,688
Variable Fund - Long Short Equity Fund (RSRF)
18,818 shares (cost $313,314)	331,014
Variable Trust - Banking Fund (RBKF)
1,894 shares (cost $175,484)	180,264
Variable Trust - Basic Materials Fund (RBMF)
2,614 shares (cost $203,874)	212,466
Variable Trust - Biotechnology Fund (RBF)
3,286 shares (cost $278,847)	284,313
Variable Trust - Commodities Strategy Fund (RVCMD)

273 shares (cost $23,252)	$23,832
Variable Trust - Consumer Products Fund (RCPF)
5,341 shares (cost $338,527)	354,100
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2,058 shares (cost $321,828)	352,705
Variable Trust - Electronics Fund (RELF)
3,288 shares (cost $250,013)	262,681
Variable Trust - Energy Fund (RENF)
2,863 shares (cost $195,105)	213,480
Variable Trust - Energy Services Fund (RESF)
1,652 shares (cost $87,799)	95,130
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
4,160 shares (cost $419,551)	435,394
Variable Trust - Financial Services Fund (RFSF)
3,604 shares (cost $304,247)	304,391
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
15,462 shares (cost $490,903)	491,533
Variable Trust - Health Care Fund (RHCF)
8,289 shares (cost $500,940)	517,389
Variable Trust - Internet Fund (RINF)
3,203 shares (cost $270,041)	278,157
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
631 shares (cost $28,124)	25,522
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
174 shares (cost $16,826)	16,510
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
27 shares (cost $1,841)	1,838
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
94 shares (cost $5,537)	5,579
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
118 shares (cost $7,260)	7,225
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
25 shares (cost $1,752)	1,757
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2,426 shares (cost $209,803)	244,621
Variable Trust - Leisure Fund (RLF)
6,016 shares (cost $582,937)	591,446
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
12,729 shares (cost $286,643)	297,486
Variable Fund - Multi-Hedge Strategies (RVARS)
11,571 shares (cost $282,676)	287,318
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
28,034 shares (cost $1,662,923)	1,820,819
Variable Trust - NASDAQ-100(R) Fund (ROF)
22,870 shares (cost $844,187)	885,062
Variable Trust - Nova Fund (RNF)
3,845 shares (cost $397,012)	434,466
Variable Trust - Precious Metals Fund (RPMF)
10,048 shares (cost $306,938)	304,441
Variable Trust - Real Estate Fund (RREF)
10,422 shares (cost $402,366)	408,764
Variable Trust - Retailing Fund (RRF)
7,212 shares (cost $529,194)	536,303
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
7,691 shares (cost $555,296)	573,618
Variable Trust - S&P 500 2x Strategy Fund (RTF)
1,312 shares (cost $319,112)	320,531
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
23,027 shares (cost $1,063,321)	1,157,547
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
16,740 shares (cost $964,188)	1,034,871
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
23,979 shares (cost $832,373)	942,600
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

9,876 shares (cost $497,172)	$491,617
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
10,141 shares (cost $530,605)	557,136
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
4,174 shares (cost $271,085)	277,465
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
306 shares (cost $11,892)	10,862
Variable Trust - Technology Fund (RTEC)
3,822 shares (cost $367,997)	369,545
Variable Trust - Telecommunications Fund (RTEL)
1,182 shares (cost $65,939)	69,124
Variable Trust - Transportation Fund (RTRF)
1,518 shares (cost $121,195)	130,743
Variable Trust - Utilities Fund (RUTL)
15,616 shares (cost $448,049)	436,774
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
44 shares (cost $3,012)	2,963

Total Investments	$36,208,313

Other Accounts Receivable	1
Accounts Receivable - VP Income & Growth Fund - Class II (ACVIG2)	13
Accounts Receivable - VP Value Fund - Class II (ACVV2)	13
Accounts Receivable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	14
Accounts Receivable - NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	6
Accounts Receivable - NVIT Multi-Manager Small Company Fund - Class II (SCF2)	15
Accounts Receivable - Variable Trust - Dow 2x Strategy Fund (RVLDD)	22
Accounts Receivable - Variable Trust - Internet Fund (RINF)	21
Accounts Receivable - Variable Trust - Nova Fund (RNF)	20
Accounts Payable - NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	(12)
Accounts Payable - Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	(1)
Accounts Payable - Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	(4)
Accounts Payable - Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	(1)

$36,208,420

Contract Owners’ Equity:
Accumulation units	36,208,420

Total Contract Owners’ Equity (note 8)	$36,208,420

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ACVIG	ACVIG2	ACVU1	ACVU2	ACVV	ACVV2	FC2
Reinvested dividends	$265,633	22,751	81	1,206	49	9,128	421	7,597

Net investment income (loss)	265,633	22,751	81	1,206	49	9,128	421	7,597

Realized gain (loss) on investments	1,794,163	15,416	685	2,479	212	24,558	218	4,301
Change in unrealized gain (loss) on investments	1,193,062	116,521	(160)	67,704	4,643	13,396	1,697	133,151

Net gain (loss) on investments	2,987,225	131,937	525	70,183	4,855	37,954	1,915	137,452

Reinvested capital gains	926,658	21,697	136	15,339	1,014	-	-	54,889

Net increase (decrease) in contract owners’ equity resulting from operations	$4,179,516	176,385	742	86,728	5,918	47,082	2,336	199,938

Investment Activity:	FEI2	FG2	HIBF	TRF	GBF	GVIDA	GVIDC	GVIDM
Reinvested dividends	$5,830	181	57,444	1,321	11,667	11,508	4,721	24,303

Net investment income (loss)	5,830	181	57,444	1,321	11,667	11,508	4,721	24,303

Realized gain (loss) on investments	2,294	3,641	12,368	895	(7,622)	6,147	2,458	(11,272)
Change in unrealized gain (loss) on investments	35,596	55,595	(123)	13,889	8,277	54,893	1,249	72,710

Net gain (loss) on investments	37,890	59,236	12,245	14,784	655	61,040	3,707	61,438

Reinvested capital gains	9,423	16,659	-	-	-	53,232	4,238	80,723

Net increase (decrease) in contract owners’ equity resulting from operations	$53,143	76,076	69,689	16,105	12,322	125,780	12,666	166,464

Investment Activity:	GVDMA	GVDMC	NVMMG1	SCGF	SCGF2	SCVF	SCVF2	SCF
Reinvested dividends	$17,830	4,733	-	-	-	388	4	-

Net investment income (loss)	17,830	4,733	-	-	-	388	4	-

Realized gain (loss) on investments	12,005	(393)	-	25,968	-	16,079	4	(1,773)
Change in unrealized gain (loss) on investments	82,553	6,879	39	29,830	2	(9,030)	41	8,327

Net gain (loss) on investments	94,558	6,486	39	55,798	2	7,049	45	6,554

Reinvested capital gains	69,051	10,664	10	1,775	-	3,650	67	5,915

Net increase (decrease) in contract owners’ equity resulting from operations	$181,439	21,883	49	57,573	2	11,087	116	12,469

Investment Activity:	SCF2	NVMM2	RSRF	RBKF	RBMF	RBF	RVCMD	RCPF
Reinvested dividends	$-	22,071	455	734	1,232	-	-	2,626

Net investment income (loss)	-	22,071	455	734	1,232	-	-	2,626

Realized gain (loss) on investments	(44)	-	1,897	22,502	14,390	50,240	(1,890)	18,289
Change in unrealized gain (loss) on investments	1,343	-	16,263	(12,276)	8,369	15,552	260	11,754

Net gain (loss) on investments	1,299	-	18,160	10,226	22,759	65,792	(1,630)	30,043

Reinvested capital gains	1,745	-	-	-	598	-	-	7,395

Net increase (decrease) in contract owners’ equity resulting from operations	$3,044	22,071	18,615	10,960	24,589	65,792	(1,630)	40,064

Investment Activity:	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF
Reinvested dividends	$183	-	1,423	-	3,438	1,188	5,572	-

Net investment income (loss)	183	-	1,423	-	3,438	1,188	5,572	-

Realized gain (loss) on investments	137,554	35,078	(55,543)	(18,976)	47,650	52,349	74,163	50,257
Change in unrealized gain (loss) on investments	18,174	2,330	(13,375)	(14,644)	18,089	(172)	(6,678)	13,169

Net gain (loss) on investments	155,728	37,408	(68,918)	(33,620)	65,739	52,177	67,485	63,426

Reinvested capital gains	6,394	-	-	-	-	-	-	18,048

Net increase (decrease) in contract owners’ equity resulting from operations	$162,305	37,408	(67,495)	(33,620)	69,177	53,365	73,057	81,474

Investment Activity:	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ
Reinvested dividends	$-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	-	-	-

Realized gain (loss) on investments	43,450	(30,137)	(2,964)	(448)	(3,804)	(1,396)	(401)	75,946
Change in unrealized gain (loss) on investments	7,804	11,326	(26,805)	(6)	(67)	203	66	31,867

Net gain (loss) on investments	51,254	(18,811)	(29,769)	(454)	(3,871)	(1,193)	(335)	107,813

Reinvested capital gains	832	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,086	(18,811)	(29,769)	(454)	(3,871)	(1,193)	(335)	107,813

Investment Activity:	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF
Reinvested dividends	$233	-	-	-	-	207	18,820	10,462

Net investment income (loss)	233	-	-	-	-	207	18,820	10,462

Realized gain (loss) on investments	8,763	(85,688)	(634)	554,408	118,946	62,577	(136,274)	30,457
Change in unrealized gain (loss) on investments	9,169	(22,560)	5,326	140,029	35,426	25,934	76,352	(12,954)

Net gain (loss) on investments	17,932	(108,248)	4,692	694,437	154,372	88,511	(59,922)	17,503

Reinvested capital gains	186	182,701	-	16,376	55,568	18,235	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$18,351	74,453	4,692	710,813	209,940	106,953	(41,102)	27,965

Investment Activity:	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG
Reinvested dividends	$-	-	-	-	7,488	-	-	-

Net investment income (loss)	-	-	-	-	7,488	-	-	-

Realized gain (loss) on investments	1,034	129,430	98,832	99,068	98,538	48,761	29,075	7,979
Change in unrealized gain (loss) on investments	7,958	20,610	(1,767)	105,720	(9,380)	97,062	(47,586)	29,414

Net gain (loss) on investments	8,992	150,040	97,065	204,788	89,158	145,823	(18,511)	37,393

Reinvested capital gains	-	47,232	9,754	46,069	45,743	-	71,638	23,178

Net increase (decrease) in contract owners’ equity resulting from operations	$8,992	197,272	106,819	250,857	142,389	145,823	53,127	60,571

Investment Activity:	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	-	1,184	332	6,822	-

Net investment income (loss)	-	-	-	1,184	332	6,822	-

Realized gain (loss) on investments	29,309	(820)	59,830	1,429	(1,522)	22,570	1,265
Change in unrealized gain (loss) on investments	(56,991)	(1,395)	(4,686)	856	23,132	(6,859)	27

Net gain (loss) on investments	(27,682)	(2,215)	55,144	2,285	21,610	15,711	1,292

Reinvested capital gains	7,714	226	10,033	1,558	-	6,953	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,968)	(1,989)	65,177	5,027	21,942	29,486	1,292

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ACVIG		ACVIG2		ACVU1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$265,633	229,368	22,751	6,845	81	121	1,206	771
Realized gain (loss) on investments	1,794,163	(359,028)	15,416	(2,467)	685	216	2,479	(6,538)
Change in unrealized gain (loss) on investments	1,193,062	1,070,642	116,521	19,425	(160)	251	67,704	11,250
Reinvested capital gains	926,658	813,711	21,697	2,966	136	121	15,339	9,135

Net increase (decrease) in contract owners’ equity resulting from operations	4,179,516	1,754,693	176,385	26,769	742	709	86,728	14,618

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,362,260	1,551,944	47,817	11,415	-	-	12,031	6,236
Transfers between funds	-	-	163,448	609,170	-	-	54,709	102,004
Surrenders (note 6)	(3,388,460)	(1,892,724)	(68,956)	(12,554)	(2,635)	(1,272)	(7,554)	(10,331)
Death Benefits (note 4)	(51,059)	(84,215)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	761,030	(292,020)	(622)	(16,348)	(20)	(34)	(1,398)	261
Deductions for surrender charges (note 2)	(12,696)	(10,623)	(1,187)	-	-	-	(6)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,610,485)	(1,660,156)	(20,510)	(8,181)	(195)	(191)	(12,365)	(9,843)
Asset charges (note 3)	(124,035)	(125,025)	(3,127)	(848)	(19)	(18)	(1,316)	(912)
Adjustments to maintain reserves	(4,229)	78	(11)	4	24	(1)	2	3

Net equity transactions	(3,067,674)	(2,512,741)	116,852	582,658	(2,845)	(1,516)	44,103	87,418

Net change in contract owners’ equity	1,111,842	(758,048)	293,237	609,427	(2,103)	(807)	130,831	102,036
Contract owners’ equity beginning of period	35,096,578	35,854,626	777,995	168,568	5,545	6,352	234,712	132,676

Contract owners’ equity end of period	$36,208,420	35,096,578	1,071,232	777,995	3,442	5,545	365,543	234,712

CHANGES IN UNITS:
Beginning units	2,553,305	2,649,555	73,470	18,065	219	284	22,356	13,199
Units purchased	296,170	479,244	19,026	59,541	-	-	5,790	11,330
Units redeemed	(683,427)	(575,494)	(8,534)	(4,136)	(106)	(65)	(1,814)	(2,173)

Ending units	2,166,048	2,553,305	83,962	73,470	113	219	26,332	22,356

	ACVU2		ACVV		ACVV2		FC2
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$49	35	9,128	8,576	421	398	7,597	5,895
Realized gain (loss) on investments	212	159	24,558	(5,282)	218	154	4,301	(15,809)
Change in unrealized gain (loss) on investments	4,643	(155)	13,396	86,677	1,697	4,155	133,151	2,638
Reinvested capital gains	1,014	730	-	-	-	-	54,889	75,529

Net increase (decrease) in contract owners’ equity resulting from operations	5,918	769	47,082	89,971	2,336	4,707	199,938	68,253

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	19,380	29,459	-	-	32,243	34,473
Transfers between funds	-	-	(40,897)	89,321	-	-	(91,779)	26,156
Surrenders (note 6)	-	-	(14,599)	(11,023)	-	-	(36,631)	(61,001)
Death Benefits (note 4)	-	-	(1,375)	-	-	-	(6,071)	-
Net policy repayments (loans) (note 5)	(254)	(259)	257	(161)	(277)	(279)	(18,658)	2,937
Deductions for surrender charges (note 2)	-	-	(5)	-	-	-	(126)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(219)	(219)	(23,813)	(24,345)	(346)	(471)	(40,356)	(39,450)
Asset charges (note 3)	(77)	(67)	(2,339)	(2,132)	(106)	(100)	(4,137)	(3,834)
Adjustments to maintain reserves	5	2	1	(8)	8	14	4	27

Net equity transactions	(545)	(543)	(63,390)	81,111	(721)	(836)	(165,511)	(40,692)

Net change in contract owners’ equity	5,373	226	(16,308)	171,082	1,615	3,871	34,427	27,561
Contract owners’ equity beginning of period	18,785	18,559	614,008	442,926	27,716	23,845	981,050	953,489

Contract owners’ equity end of period	$24,158	18,785	597,700	614,008	29,331	27,716	1,015,477	981,050

CHANGES IN UNITS:
Beginning units	776	800	53,873	46,821	948	981	31,444	32,923
Units purchased	-	-	1,714	10,807	-	-	1,156	2,239
Units redeemed	(20)	(24)	(7,363)	(3,755)	(24)	(33)	(5,831)	(3,718)

Ending units	756	776	48,224	53,873	924	948	26,769	31,444

	FEI2		FG2		HIBF		TRF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$5,830	9,301	181	-	57,444	74,712	1,321	516
Realized gain (loss) on investments	2,294	(8,833)	3,641	(2,931)	12,368	108,837	895	583
Change in unrealized gain (loss) on investments	35,596	43,250	55,595	(15,571)	(123)	7,852	13,889	3,796
Reinvested capital gains	9,423	29,170	16,659	20,366	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	53,143	72,888	76,076	1,864	69,689	191,401	16,105	4,895

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	33,264	32,789	10,642	10,424	51,307	55,473	1,816	829
Transfers between funds	(111,815)	(48,119)	65,334	(16,339)	(254,604)	771,106	85,628	(15,182)
Surrenders (note 6)	(12,655)	(22,903)	(2,265)	(5,784)	(100,196)	(34,488)	(28)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	8,868	(283)	(273)	(31,842)	1,530	38	(44)
Deductions for surrender charges (note 2)	-	-	-	-	(2,486)	(246)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(19,918)	(22,700)	(14,678)	(11,485)	(68,697)	(67,089)	(3,832)	(1,318)
Asset charges (note 3)	(1,843)	(1,845)	(1,222)	(965)	(4,749)	(4,718)	(353)	(176)
Adjustments to maintain reserves	(2)	(15)	11	7	-	4	(5)	3

Net equity transactions	(112,969)	(53,925)	57,539	(24,415)	(411,267)	721,572	83,264	(15,888)

Net change in contract owners’ equity	(59,826)	18,963	133,615	(22,551)	(341,578)	912,973	99,369	(10,993)
Contract owners’ equity beginning of period	464,613	445,650	198,498	221,049	1,365,719	452,746	37,859	48,852

Contract owners’ equity end of period	$404,787	464,613	332,113	198,498	1,024,141	1,365,719	137,228	37,859

CHANGES IN UNITS:
Beginning units	18,575	20,972	8,135	9,109	123,662	46,798	3,064	4,404
Units purchased	1,285	1,480	2,612	459	5,998	87,681	6,456	73
Units redeemed	(5,494)	(3,877)	(651)	(1,433)	(42,796)	(10,817)	(305)	(1,413)

Ending units	14,366	18,575	10,096	8,135	86,864	123,662	9,215	3,064

	GBF		GVIDA		GVIDC		GVIDM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,667	13,229	11,508	11,235	4,721	4,828	24,303	24,355
Realized gain (loss) on investments	(7,622)	(2,912)	6,147	(58,540)	2,458	(7,213)	(11,272)	(44,872)
Change in unrealized gain (loss) on investments	8,277	(11,805)	54,893	(603)	1,249	19,280	72,710	27,860
Reinvested capital gains	-	-	53,232	26,783	4,238	5,123	80,723	66,778

Net increase (decrease) in contract owners’ equity resulting from operations	12,322	(1,488)	125,780	(21,125)	12,666	22,018	166,464	74,121

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	37,826	48,484	63,606	85,662	10,503	13,832	51,730	55,754
Transfers between funds	1,875	79,658	(6,630)	(696,046)	14,015	(44,058)	259,633	(594,753)
Surrenders (note 6)	(92,769)	(27,955)	(57,700)	(80,158)	(4,469)	(46,302)	(694,805)	(4,777)
Death Benefits (note 4)	-	-	-	(25,568)	(8,077)	-	(12,922)	(15,894)
Net policy repayments (loans) (note 5)	(21,709)	15,960	(43,148)	(46)	2,239	1,755	399,358	37,338
Deductions for surrender charges (note 2)	(3,626)	(69)	-	(3,371)	-	(745)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(33,873)	(48,532)	(46,044)	(54,405)	(19,737)	(25,169)	(67,371)	(72,790)
Asset charges (note 3)	(2,671)	(3,020)	(3,113)	(3,021)	(1,032)	(1,551)	(5,594)	(5,257)
Adjustments to maintain reserves	1	(1)	3	8	2	(2)	1	6

Net equity transactions	(114,946)	64,525	(93,026)	(776,945)	(6,556)	(102,240)	(69,970)	(600,373)

Net change in contract owners’ equity	(102,624)	63,037	32,754	(798,070)	6,110	(80,222)	96,494	(526,252)
Contract owners’ equity beginning of period	644,211	581,174	754,301	1,552,371	242,805	323,027	1,322,092	1,848,344

Contract owners’ equity end of period	$541,587	644,211	787,055	754,301	248,915	242,805	1,418,586	1,322,092

CHANGES IN UNITS:
Beginning units	40,960	37,226	33,789	76,122	15,055	20,883	66,702	99,913
Units purchased	3,280	8,692	3,234	4,837	1,647	1,090	15,671	5,791
Units redeemed	(10,508)	(4,958)	(7,253)	(47,170)	(2,098)	(6,918)	(18,995)	(39,002)

Ending units	33,732	40,960	29,770	33,789	14,604	15,055	63,378	66,702

	GVDMA		GVDMC		NVMMG1		SCGF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$17,830	22,480	4,733	4,500	-	-	-	-
Realized gain (loss) on investments	12,005	(1,330)	(393)	(6,696)	-	356	25,968	(5,631)
Change in unrealized gain (loss) on investments	82,553	(11,062)	6,879	7,348	39	(309)	29,830	1,315
Reinvested capital gains	69,051	92,218	10,664	11,226	10	20	1,775	6,414

Net increase (decrease) in contract owners’ equity resulting from operations	181,439	102,306	21,883	16,378	49	67	57,573	2,098

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	57,360	84,168	9,325	9,566	-	-	5,989	2,153
Transfers between funds	18,311	-	12,382	(2,201)	-	-	22,790	327,591
Surrenders (note 6)	(321,899)	(78,715)	(2)	(5,543)	-	(1,395)	(17,565)	(111,926)
Death Benefits (note 4)	-	(15,860)	-	(7,921)	-	-	-	-
Net policy repayments (loans) (note 5)	(110,440)	3,429	7	5	-	-	2,667	3
Deductions for surrender charges (note 2)	(213)	-	-	(439)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(39,405)	(43,392)	(7,672)	(8,960)	(2)	(26)	(15,009)	(2,887)
Asset charges (note 3)	(4,702)	(5,031)	(923)	(1,009)	(1)	(6)	(967)	(236)
Adjustments to maintain reserves	(12)	20	6	1	6	(4)	(6)	4

Net equity transactions	(401,000)	(55,381)	13,123	(16,501)	3	(1,431)	(2,101)	214,702

Net change in contract owners’ equity	(219,561)	46,925	35,006	(123)	52	(1,364)	55,472	216,800
Contract owners’ equity beginning of period	1,301,063	1,254,138	225,312	225,435	186	1,550	245,042	28,242

Contract owners’ equity end of period	$1,081,502	1,301,063	260,318	225,312	238	186	300,514	245,042

CHANGES IN UNITS:
Beginning units	60,743	63,518	12,378	13,091	7	62	20,156	2,516
Units purchased	3,615	4,472	1,194	571	-	-	2,313	27,070
Units redeemed	(21,083)	(7,247)	(477)	(1,284)	-	(55)	(2,682)	(9,430)

Ending units	43,275	60,743	13,095	12,378	7	7	19,787	20,156

	SCGF2		SCVF		SCVF2		SCF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	388	4,239	4	5	-	283
Realized gain (loss) on investments	-	-	16,079	(6,574)	4	2	(1,773)	(12,100)
Change in unrealized gain (loss) on investments	2	-	(9,030)	19,595	41	150	8,327	20,541
Reinvested capital gains	-	-	3,650	5,932	67	119	5,915	13,446

Net increase (decrease) in contract owners’ equity resulting from operations	2	-	11,087	23,192	116	276	12,469	22,170

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	2,993	3,050	-	-	3,691	5,410
Transfers between funds	-	-	(678,925)	673,522	-	-	488	(17,341)
Surrenders (note 6)	-	-	(3,576)	-	-	-	(9,053)	(21,497)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(100)	(3)	-	-	316	1,328
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(1,183)
Redemptions to pay cost of insurance charges and administration charges (note 2)	-	-	(3,385)	(2,389)	(24)	(25)	(4,614)	(5,483)
Asset charges (note 3)	-	-	(534)	(395)	(5)	(4)	(417)	(481)
Adjustments to maintain reserves	(2)	-	(12)	10	(4)	4	-	(4)

Net equity transactions	(2)	-	(683,539)	673,795	(33)	(25)	(9,589)	(39,251)

Net change in contract owners’ equity	-	-	(672,452)	696,987	83	251	2,880	(17,081)
Contract owners’ equity beginning of period	-	-	751,068	54,081	1,358	1,107	97,507	114,588

Contract owners’ equity end of period	$-	-	78,616	751,068	1,441	1,358	100,387	97,507

CHANGES IN UNITS:
Beginning units	-	-	58,526	5,307	42	43	7,671	11,073
Units purchased	-	-	229	53,462	-	-	360	543
Units redeemed	-	-	(53,138)	(243)	(1)	(1)	(1,072)	(3,945)

Ending units	-	-	5,617	58,526	41	42	6,959	7,671

	SCF2		NVMM2		RSRF		RBKF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	22	22,071	-	455	-	734	955
Realized gain (loss) on investments	(44)	(98)	-	-	1,897	2,516	22,502	6,598
Change in unrealized gain (loss) on investments	1,343	1,148	-	-	16,263	(2,751)	(12,276)	18,858
Reinvested capital gains	1,745	3,254	-	286	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,044	4,326	22,071	286	18,615	(235)	10,960	26,411

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	-	-	402,195	445,964	12,203	12,900	2,014	4,309
Transfers between funds	-	-	(1,069,674)	(83,144)	204,383	(20,192)	39,132	56,138
Surrenders (note 6)	-	-	(1,190,225)	(427,562)	(38,470)	(49,510)	(464)	(23,143)
Death Benefits (note 4)	-	-	(9,935)	-	-	(18,972)	-	-
Net policy repayments (loans) (note 5)	(299)	(279)	489,678	(157,745)	19,881	19,737	(159)	(13)
Deductions for surrender charges (note 2)	-	-	(3,233)	(344)	(7)	(85)	-	(30)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(246)	(242)	(512,132)	(575,385)	(8,764)	(10,418)	(8,157)	(2,037)
Asset charges (note 3)	(86)	(74)	(30,201)	(40,362)	(555)	(656)	(607)	(279)
Adjustments to maintain reserves	11	4	3	14	1	(4)	1	(6)

Net equity transactions	(620)	(591)	(1,923,524)	(838,564)	188,672	(67,200)	31,760	34,939

Net change in contract owners’ equity	2,424	3,735	(1,901,453)	(838,278)	207,287	(67,435)	42,720	61,350
Contract owners’ equity beginning of period	23,538	19,803	11,678,137	12,516,415	123,728	191,163	137,538	76,188

Contract owners’ equity end of period	$25,962	23,538	9,776,684	11,678,137	331,015	123,728	180,258	137,538

CHANGES IN UNITS:
Beginning units	742	765	1,167,788	1,251,639	6,746	10,491	13,430	9,467
Units purchased	-	-	66,202	72,288	10,697	1,105	3,113	7,300
Units redeemed	(19)	(23)	(258,450)	(156,139)	(1,729)	(4,850)	(895)	(3,337)

Ending units	723	742	975,540	1,167,788	15,714	6,746	15,648	13,430

	RBMF		RBF		RVCMD		RCPF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$1,232	-	-	-	-	-	2,626	2,902
Realized gain (loss) on investments	14,390	19,740	50,240	(44,769)	(1,890)	(9,205)	18,289	11,376
Change in unrealized gain (loss) on investments	8,369	14,972	15,552	(18,562)	260	13,312	11,754	5,812
Reinvested capital gains	598	2,486	-	-	-	-	7,395	20,237

Net increase (decrease) in contract owners’ equity resulting from operations	24,589	37,198	65,792	(63,331)	(1,630)	4,107	40,064	40,327

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	10,311	12,730	5,940	8,324	3,403	4,871	6,824	11,195
Transfers between funds	(36,378)	89,359	38,816	29,552	(2,023)	(6,553)	180,548	(119,219)
Surrenders (note 6)	(30,637)	(8,305)	(8,463)	(7,144)	(459)	(9,956)	(24,360)	(659)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	25,368	(1,444)	(112)	(1,054)	(3,718)	7,812	12,097	(13,683)
Deductions for surrender charges (note 2)	-	(804)	-	(28)	-	(27)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,692)	(10,736)	(18,681)	(15,114)	(2,919)	(3,797)	(11,210)	(19,820)
Asset charges (note 3)	(863)	(708)	(1,115)	(756)	(121)	(150)	(912)	(1,262)
Adjustments to maintain reserves	(3)	(6)	4	(8)	1	-	8	(10)

Net equity transactions	(44,894)	80,086	16,389	13,772	(5,836)	(7,800)	162,995	(143,458)

Net change in contract owners’ equity	(20,305)	117,284	82,181	(49,559)	(7,466)	(3,693)	203,059	(103,131)
Contract owners’ equity beginning of period	232,755	115,471	202,139	251,698	31,297	34,990	151,048	254,179

Contract owners’ equity end of period	$212,450	232,755	284,320	202,139	23,831	31,297	354,107	151,048

CHANGES IN UNITS:
Beginning units	9,048	5,874	5,597	5,599	11,826	14,597	4,401	7,807
Units purchased	371	4,157	1,176	682	1,395	2,036	5,854	610
Units redeemed	(2,618)	(983)	(691)	(684)	(4,598)	(4,807)	(1,004)	(4,016)

Ending units	6,801	9,048	6,082	5,597	8,623	11,826	9,251	4,401

	RVLDD		RELF		RENF		RESF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$183	-	-	-	1,423	2,948	-	1,375
Realized gain (loss) on investments	137,554	33,437	35,078	67,983	(55,543)	(25,681)	(18,976)	(57,651)
Change in unrealized gain (loss) on investments	18,174	37,800	2,330	7,935	(13,375)	103,583	(14,644)	76,612
Reinvested capital gains	6,394	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	162,305	71,237	37,408	75,918	(67,495)	80,850	(33,620)	20,336

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	9,912	11,420	2,537	4,884	17,710	21,863	10,129	16,072
Transfers between funds	(28,339)	12,170	46,320	(194,193)	(100,947)	(99,204)	(137,878)	(1,905)
Surrenders (note 6)	(19,155)	(14,023)	(31,701)	(18,304)	(1,041)	(7,047)	(592)	(13,292)
Death Benefits (note 4)	-	-	-	-	-	-	(1,438)	-
Net policy repayments (loans) (note 5)	(15,401)	(11,658)	23,076	(2,211)	548	(2,787)	(148)	7,577
Deductions for surrender charges (note 2)	(27)	-	-	-	-	(1,143)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(16,180)	(15,203)	(10,756)	(14,388)	(19,195)	(20,223)	(8,123)	(10,397)
Asset charges (note 3)	(1,455)	(1,146)	(1,125)	(1,010)	(1,222)	(1,441)	(614)	(706)
Adjustments to maintain reserves	30	(10)	(7)	5	(18)	2	(8)	6

Net equity transactions	(70,615)	(18,450)	28,344	(225,217)	(104,165)	(109,980)	(138,672)	(2,645)

Net change in contract owners’ equity	91,690	52,787	65,752	(149,299)	(171,660)	(29,130)	(172,292)	17,691
Contract owners’ equity beginning of period	261,037	208,250	196,923	346,222	385,130	414,260	267,420	249,729

Contract owners’ equity end of period	$352,727	261,037	262,675	196,923	213,470	385,130	95,128	267,420

CHANGES IN UNITS:
Beginning units	8,912	9,294	13,492	29,494	15,773	22,288	14,628	16,823
Units purchased	367	1,521	1,482	445	861	1,120	732	1,088
Units redeemed	(1,682)	(1,903)	(1,242)	(16,447)	(7,307)	(7,635)	(8,964)	(3,283)

Ending units	7,597	8,912	13,732	13,492	9,327	15,773	6,396	14,628

	RLCE		RFSF		RUGB		RHCF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$3,438	2,338	1,188	1,689	5,572	6,082	-	-
Realized gain (loss) on investments	47,650	(42,983)	52,349	34,610	74,163	69,532	50,257	(89,088)
Change in unrealized gain (loss) on investments	18,089	26,026	(172)	7,330	(6,678)	12,955	13,169	(11,613)
Reinvested capital gains	-	-	-	-	-	-	18,048	13,435

Net increase (decrease) in contract owners’ equity resulting from operations	69,177	(14,619)	53,365	43,629	73,057	88,569	81,474	(87,266)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	22,364	19,999	6,710	5,660	6,948	34,595	24,955	15,556
Transfers between funds	161,260	(22,129)	193,664	(127,732)	75,958	66,492	116,790	(202,971)
Surrenders (note 6)	(30,326)	(1,806)	(2,251)	(11,449)	(8,675)	(42,399)	(32,353)	(24,420)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	38,476	240	(11,784)	(9,462)	(4,352)	(3,350)	(3,836)	583
Deductions for surrender charges (note 2)	-	(27)	-	(9)	-	(95)	(243)	(185)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(15,832)	(9,466)	(11,859)	(4,113)	(8,208)	(13,504)	(24,692)	(18,018)
Asset charges (note 3)	(1,286)	(760)	(896)	(410)	(1,232)	(1,980)	(1,623)	(1,584)
Adjustments to maintain reserves	(3)	(1)	11	(2)	(4,336)	24	8	(4)

Net equity transactions	174,653	(13,950)	173,595	(147,517)	56,103	39,783	79,006	(231,043)

Net change in contract owners’ equity	243,830	(28,569)	226,960	(103,888)	129,160	128,352	160,480	(318,309)
Contract owners’ equity beginning of period	191,557	220,126	77,436	181,324	362,366	234,014	356,926	675,235

Contract owners’ equity end of period	$435,387	191,557	304,396	77,436	491,526	362,366	517,406	356,926

CHANGES IN UNITS:
Beginning units	15,451	16,765	5,159	13,992	16,984	10,931	12,451	21,271
Units purchased	15,442	1,710	14,124	436	5,027	8,588	4,410	561
Units redeemed	(3,585)	(3,024)	(1,736)	(9,269)	(997)	(2,535)	(2,170)	(9,381)

Ending units	27,308	15,451	17,547	5,159	21,014	16,984	14,691	12,451

	RINF		RVIDD		RJNF		RVIMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	43,450	(47,330)	(30,137)	(30,444)	(2,964)	(21,364)	(448)	(1,713)
Change in unrealized gain (loss) on investments	7,804	35,732	11,326	(4,297)	(26,805)	26,555	(6)	84
Reinvested capital gains	832	12,709	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,086	1,111	(18,811)	(34,741)	(29,769)	5,191	(454)	(1,629)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	2,192	2,631	126	1,253	3,395	32,913	61	-
Transfers between funds	101,291	(227,418)	6,783	9,543	(300,199)	25,292	130	9,061
Surrenders (note 6)	(823)	(1,450)	-	(66)	(13,484)	(3,284)	-	(8,384)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,220)	(1,256)	4	-	2,594	2,141	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(7,254)	(10,165)	(8,382)	(9,499)	(2,823)	(2,046)	(55)	(631)
Asset charges (note 3)	(708)	(814)	(261)	(385)	(628)	(320)	(10)	(29)
Adjustments to maintain reserves	24	8	(20)	(24)	(1)	2	2	(2)

Net equity transactions	92,502	(238,464)	(1,750)	822	(311,146)	54,698	128	15

Net change in contract owners’ equity	144,588	(237,353)	(20,561)	(33,919)	(340,915)	59,889	(326)	(1,614)
Contract owners’ equity beginning of period	133,590	370,943	46,083	80,002	357,424	297,535	2,164	3,778

Contract owners’ equity end of period	$278,178	133,590	25,522	46,083	16,509	357,424	1,838	2,164

CHANGES IN UNITS:
Beginning units	4,150	12,035	72,164	88,138	112,538	90,927	1,127	1,591
Units purchased	2,590	92	9,507	(3,941)	2,250	24,130	16	3,608
Units redeemed	(289)	(7,977)	(16,204)	(12,033)	(109,083)	(2,519)	(36)	(4,072)

Ending units	6,451	4,150	65,467	72,164	5,705	112,538	1,107	1,127

	RAF		RVISC		RUF		RLCJ
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(3,804)	(9,747)	(1,396)	(4,094)	(401)	(13,895)	75,946	(8,928)
Change in unrealized gain (loss) on investments	(67)	73	203	(884)	66	(24)	31,867	10,215
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,871)	(9,674)	(1,193)	(4,978)	(335)	(13,919)	107,813	1,287

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	708	6,554	757	1,999	244	1,013	12,598	11,720
Transfers between funds	(4,376)	17,468	1,476	(8,442)	(34)	18,740	(145,181)	159,698
Surrenders (note 6)	(21)	(290)	-	(8,118)	(415)	(22,448)	(8,763)	(5,286)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(22)	(269)	(85)	987	(117)	555	2,707	18
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(45)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,431)	(8,095)	(780)	(1,841)	(301)	(2,495)	(14,096)	(9,124)
Asset charges (note 3)	(51)	(152)	(39)	(80)	(21)	(193)	(860)	(543)
Adjustments to maintain reserves	-	2	-	-	-	(1)	(9)	2

Net equity transactions	(6,193)	15,218	1,329	(15,495)	(644)	(4,829)	(153,604)	156,440

Net change in contract owners’ equity	(10,064)	5,544	136	(20,473)	(979)	(18,748)	(45,791)	157,727
Contract owners’ equity beginning of period	15,642	10,098	7,088	27,561	2,735	21,483	290,401	132,674

Contract owners’ equity end of period	$5,578	15,642	7,224	7,088	1,756	2,735	244,610	290,401

CHANGES IN UNITS:
Beginning units	9,450	5,522	3,993	12,377	1,076	7,438	16,407	8,160
Units purchased	539	8,854	1,274	592	95	2,442	635	9,176
Units redeemed	(5,516)	(4,926)	(563)	(8,976)	(335)	(8,804)	(7,847)	(929)

Ending units	4,473	9,450	4,704	3,993	836	1,076	9,195	16,407

	RLF		RMED		RVARS		RVF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$233	169	-	-	-	201	-	-
Realized gain (loss) on investments	8,763	(82,755)	(85,688)	8,205	(634)	2,389	554,408	(106,859)
Change in unrealized gain (loss) on investments	9,169	404	(22,560)	36,919	5,326	(4,157)	140,029	43,764
Reinvested capital gains	186	505	182,701	37,681	-	-	16,376	50,118

Net increase (decrease) in contract owners’ equity resulting from operations	18,351	(81,677)	74,453	82,805	4,692	(1,567)	710,813	(12,977)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	1,871	4,536	7,201	8,018	25,026	25,376	21,289	56,702
Transfers between funds	514,526	(2,691)	(35,064)	38,001	104,816	(66,765)	109,748	(200,600)
Surrenders (note 6)	(306)	(85)	(43,925)	(19,724)	(9,810)	(28,253)	(38,680)	(20,702)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,937)	(23,025)	48	(7,822)	383	533	(23,961)	(8,881)
Deductions for surrender charges (note 2)	-	-	(11)	-	(89)	(112)	(29)	(408)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,572)	(2,427)	(17,009)	(14,656)	(5,428)	(7,263)	(43,636)	(33,496)
Asset charges (note 3)	(322)	(252)	(1,322)	(1,124)	(476)	(769)	(4,921)	(2,754)
Adjustments to maintain reserves	2	27	25	-	(3)	(1)	(7)	(16)

Net equity transactions	509,262	(23,917)	(90,057)	2,693	114,419	(77,254)	19,803	(210,155)

Net change in contract owners’ equity	527,613	(105,594)	(15,604)	85,498	119,111	(78,821)	730,616	(223,132)
Contract owners’ equity beginning of period	63,848	169,442	313,101	227,603	168,207	247,028	1,090,198	1,313,330

Contract owners’ equity end of period	$591,461	63,848	297,497	313,101	287,318	168,207	1,820,814	1,090,198

CHANGES IN UNITS:
Beginning units	2,133	6,202	7,674	7,232	16,540	24,173	19,293	25,472
Units purchased	14,532	154	235	1,831	12,226	2,505	1,183	1,105
Units redeemed	(214)	(4,223)	(1,954)	(1,389)	(1,515)	(10,138)	(1,464)	(7,284)

Ending units	16,451	2,133	5,955	7,674	27,251	16,540	19,012	19,293

	ROF		RNF		RPMF		RREF
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	207	-	18,820	-	10,462	3,487
Realized gain (loss) on investments	118,946	(163,621)	62,577	32,540	(136,274)	40,053	30,457	19,558
Change in unrealized gain (loss) on investments	35,426	11,817	25,934	19,567	76,352	(44,905)	(12,954)	16,726
Reinvested capital gains	55,568	139,108	18,235	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	209,940	(12,696)	106,953	52,107	(41,102)	(4,852)	27,965	39,771

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	33,356	25,503	6,316	6,761	21,933	36,203	25,261	22,424
Transfers between funds	(14,642)	(157,116)	21,337	52,360	52,087	103,902	(39,428)	184,724
Surrenders (note 6)	(32,834)	(17,913)	(2,853)	(10,322)	(27,217)	(43,695)	(55,540)	(45,266)
Death Benefits (note 4)	-	-	(2,959)	-	(4,537)	-	-	-
Net policy repayments (loans) (note 5)	(1,608)	(9,579)	1,318	(5,258)	(2,173)	(5,867)	25,665	7,821
Deductions for surrender charges (note 2)	(195)	(107)	(12)	-	(958)	(75)	-	(147)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,560)	(28,705)	(19,873)	(22,401)	(24,492)	(39,215)	(15,995)	(19,208)
Asset charges (note 3)	(3,013)	(3,032)	(1,395)	(1,375)	(1,682)	(2,324)	(1,570)	(1,583)
Adjustments to maintain reserves	8	3	28	(6)	2	(3)	14	(17)

Net equity transactions	(48,488)	(190,946)	1,907	19,759	12,963	48,926	(61,593)	148,748

Net change in contract owners’ equity	161,452	(203,642)	108,860	71,866	(28,139)	44,074	(33,628)	188,519
Contract owners’ equity beginning of period	723,619	927,261	325,626	253,760	332,578	288,504	442,397	253,878

Contract owners’ equity end of period	$885,071	723,619	434,486	325,626	304,439	332,578	408,769	442,397

CHANGES IN UNITS:
Beginning units	21,720	29,497	11,010	9,929	37,698	54,127	18,226	11,521
Units purchased	1,059	971	979	2,638	1,036	(6,421)	1,009	9,342
Units redeemed	(2,518)	(8,748)	(841)	(1,557)	(6,508)	(10,008)	(3,445)	(2,637)

Ending units	20,261	21,720	11,148	11,010	32,226	37,698	15,790	18,226

	RRF		RMEK		RTF		RVLCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	1,034	9,942	129,430	135,617	98,832	13,347	99,068	(31,986)
Change in unrealized gain (loss) on investments	7,958	2,821	20,610	26,714	(1,767)	5,940	105,720	(19,430)
Reinvested capital gains	-	4,951	47,232	-	9,754	45,943	46,069	55,317

Net increase (decrease) in contract owners’ equity resulting from operations	8,992	17,714	197,272	162,331	106,819	65,230	250,857	3,901

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	6,738	8,723	21,983	18,116	5,159	4,987	38,010	24,507
Transfers between funds	448,132	(143,763)	(87,890)	163,381	(48,279)	53,744	(241,796)	226,898
Surrenders (note 6)	(10,218)	(6,930)	(41,807)	(19,876)	(7,092)	(9,679)	(47,764)	(91,493)
Death Benefits (note 4)	-	-	(2,776)	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,383	(7,382)	(21,521)	(7,439)	(18,454)	(2,234)	18,648	250
Deductions for surrender charges (note 2)	-	-	(9)	-	(14)	-	-	(116)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,911)	(6,255)	(31,240)	(20,836)	(12,958)	(15,397)	(52,154)	(48,782)
Asset charges (note 3)	(363)	(783)	(2,819)	(1,780)	(1,153)	(994)	(4,219)	(3,598)
Adjustments to maintain reserves	7	(15)	(15)	6	(6)	17	22	8

Net equity transactions	443,768	(156,405)	(166,094)	131,572	(82,797)	30,444	(289,253)	107,674

Net change in contract owners’ equity	452,760	(138,691)	31,178	293,903	24,022	95,674	(38,396)	111,575
Contract owners’ equity beginning of period	83,542	222,233	542,437	248,534	296,512	200,838	1,195,958	1,084,383

Contract owners’ equity end of period	$536,302	83,542	573,615	542,437	320,534	296,512	1,157,562	1,195,958

CHANGES IN UNITS:
Beginning units	3,417	9,117	17,246	10,305	9,156	7,467	49,835	46,350
Units purchased	16,575	438	740	9,000	201	2,723	1,463	9,763
Units redeemed	(549)	(6,138)	(2,790)	(2,059)	(2,459)	(1,034)	(12,522)	(6,278)

Ending units	19,443	3,417	15,196	17,246	6,898	9,156	38,776	49,835

	RVLCV		RVMCG		RVMCV		RVSCG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$7,488	9,825	-	-	-	1,333	-	-
Realized gain (loss) on investments	98,538	(42,533)	48,761	(92,383)	29,075	27,981	7,979	52,362
Change in unrealized gain (loss) on investments	(9,380)	121,389	97,062	82,334	(47,586)	80,306	29,414	3,422
Reinvested capital gains	45,743	24,867	-	-	71,638	-	23,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,389	113,548	145,823	(10,049)	53,127	109,620	60,571	55,784

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	33,926	20,369	33,717	32,481	8,369	13,768	18,424	18,008
Transfers between funds	(5,353)	(2,326)	56,041	177,186	(20,108)	(5,121)	41,808	(619,589)
Surrenders (note 6)	(22,635)	(55,008)	(69,472)	(121,861)	(2,063)	(28,829)	(34,112)	(16,634)
Death Benefits (note 4)	-	-	(969)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,683)	(115)	27,744	(15,625)	(7,424)	(10,784)	24,889	(58,247)
Deductions for surrender charges (note 2)	-	(294)	(155)	-	-	(142)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(42,903)	(39,306)	(43,152)	(35,547)	(17,152)	(19,702)	(25,453)	(21,463)
Asset charges (note 3)	(3,789)	(3,171)	(3,335)	(2,692)	(1,483)	(1,481)	(2,079)	(1,828)
Adjustments to maintain reserves	(2)	(8)	(9)	1	(3)	(7)	(16)	15

Net equity transactions	(46,439)	(79,859)	410	33,943	(39,864)	(52,298)	23,461	(699,738)

Net change in contract owners’ equity	95,950	33,689	146,233	23,894	13,263	57,322	84,032	(643,954)
Contract owners’ equity beginning of period	938,922	905,233	796,359	772,465	478,346	421,024	473,100	1,117,054

Contract owners’ equity end of period	$1,034,872	938,922	942,592	796,359	491,609	478,346	557,132	473,100

CHANGES IN UNITS:
Beginning units	37,945	42,948	28,007	27,900	18,301	20,761	16,932	47,451
Units purchased	1,293	910	3,275	6,753	453	759	1,646	909
Units redeemed	(3,141)	(5,913)	(3,369)	(6,646)	(2,131)	(3,219)	(1,401)	(31,428)

Ending units	36,097	37,945	27,913	28,007	16,623	18,301	17,177	16,932

	RVSCV		RVSDL		RTEC		RTEL
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	1,184	816
Realized gain (loss) on investments	29,309	(17,452)	(820)	(763)	59,830	19,668	1,429	22,872
Change in unrealized gain (loss) on investments	(56,991)	78,919	(1,395)	439	(4,686)	6,862	856	7,169
Reinvested capital gains	7,714	-	226	523	10,033	8,984	1,558	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,968)	61,467	(1,989)	199	65,177	35,514	5,027	30,857

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	9,380	13,288	2,125	1,883	5,988	5,790	323	2,925
Transfers between funds	(76,392)	76,033	3,300	2,877	145,775	(492,527)	2,964	4,756
Surrenders (note 6)	(766)	(25,763)	-	(3,527)	(16,696)	(3,447)	-	(7,883)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,168)	(9,477)	49	(42)	(22,702)	(25,903)	(27)	(72)
Deductions for surrender charges (note 2)	-	(138)	-	-	(65)	(18)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(11,546)	(13,969)	(491)	(453)	(16,048)	(10,096)	(4,052)	(8,453)
Asset charges (note 3)	(1,071)	(1,149)	(51)	(44)	(1,291)	(905)	(271)	(556)
Adjustments to maintain reserves	(14)	12	(8)	6	6	(9)	(1)	(6)

Net equity transactions	(85,577)	38,837	4,924	700	94,967	(527,115)	(1,064)	(9,289)

Net change in contract owners’ equity	(105,545)	100,304	2,935	899	160,144	(491,601)	3,963	21,568
Contract owners’ equity beginning of period	383,003	282,699	7,923	7,024	209,405	701,006	65,161	43,593

Contract owners’ equity end of period	$277,458	383,003	10,858	7,923	369,549	209,405	69,124	65,161

CHANGES IN UNITS:
Beginning units	16,004	15,562	819	777	9,991	37,149	4,148	3,258
Units purchased	445	3,223	632	537	5,748	320	285	2,083
Units redeemed	(4,823)	(2,781)	(88)	(495)	(2,445)	(27,478)	(276)	(1,193)

Ending units	11,626	16,004	1,363	819	13,294	9,991	4,157	4,148

	RTRF		RUTL		RVWDL
	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$332	-	6,822	2,902	-	-
Realized gain (loss) on investments	(1,522)	(9,318)	22,570	43,177	1,265	(450)
Change in unrealized gain (loss) on investments	23,132	(6,226)	(6,859)	2,954	27	145
Reinvested capital gains	-	24,127	6,953	3,104	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,942	8,583	29,486	52,137	1,292	(305)

Equity transactions:
Purchase payments received from contract owners (notes 2 and 6)	4,616	4,909	15,070	18,630	420	435
Transfers between funds	43,619	(1,791)	169,399	(5,407)	(85)	(11,066)
Surrenders (note 6)	(28,816)	(2,212)	(5,766)	(58,408)	(53)	(9,245)
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	25,096	668	(2,841)	(2,718)	(1)	8,772
Deductions for surrender charges (note 2)	-	-	-	(191)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(6,581)	(3,713)	(14,346)	(12,165)	(1,100)	(541)
Asset charges (note 3)	(467)	(269)	(1,180)	(1,112)	(25)	(24)
Adjustments to maintain reserves	7	4	14	(3)	1	(3)

Net equity transactions	37,474	(2,404)	160,350	(61,374)	(843)	(11,672)

Net change in contract owners’ equity	59,416	6,179	189,836	(9,237)	449	(11,977)
Contract owners’ equity beginning of period	71,327	65,148	246,949	256,186	2,513	14,490

Contract owners’ equity end of period	$130,743	71,327	436,785	246,949	2,962	2,513

CHANGES IN UNITS:
Beginning units	2,451	2,584	8,464	10,215	411	2,163
Units purchased	1,574	230	5,779	665	63	68
Units redeemed	(343)	(363)	(758)	(2,416)	(68)	(1,820)

Ending units	3,682	2,451	13,485	8,464	406	411

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July, 10 2001, and commenced operations on November 30, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Growth Portfolio - Service Class 2 (FG2)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Nationwide Fund - Class I (TRF)

NVIT Nationwide Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Money Market Fund - Class II (NVMM2)

GUGGENHEIM INVESTMENTS

Variable Fund - Long Short Equity Fund (RSRF)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Trust - Biotechnology Fund (RBF)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

*	At December 31, 2017, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.05% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	2.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a redemption of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.04 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a redemption of units	$10 per policy, per month
Surrender Charge - assessed through a redemption of units	$51.18 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a redemption of units	3.90% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a redemption of units	$25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $850 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Additional Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked

For the periods ended December 31, 2017 and 2016, total front-end sales charge deductions were $56,555 and $64,445, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in the redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. The policies have a minimum required death benefit. The minimum required death benefit is the lowest benefit that will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

There are three options a policyholder may choose when determining the death benefit:

1)	The death benefit will be the greater of the Specified Amount or minimum required death benefit;
2)	The death benefit will be the greater of the Specified Amount plus the cash value as of the date of death, or the minimum required death benefit;
3)	The death benefit will be the Specified Amount plus the accumulated premium account (which consists of all premium payments minus all partial surrenders to the date of death) or the minimum required death benefit.

For any death benefit option, the calculation of the minimum required death benefit is shown on a policyholders’ Policy Data Page. Not all death benefit options are available in all states. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s variable cash surrender value plus 100.0% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $1,823,489 and $653,193, respectively, and total transfers from the Separate Account to the fixed account were $1,062,462 and $945,215, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$36,208,313	$-	$-	$36,208,313

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VP Income & Growth Fund - Class I (ACVIG)	$345,393	$184,084
VP Income & Growth Fund - Class II (ACVIG2)	217	2,869
VP Ultra(R) Fund - Class I (ACVU1)	81,103	20,457
VP Ultra(R) Fund - Class II (ACVU2)	1,062	550
VP Value Fund - Class I (ACVV)	117,617	171,880
VP Value Fund - Class II (ACVV2)	420	729
Contrafund(R)Portfolio - Service Class 2 (FC2)	104,568	207,589
VIP Equity-Income Portfolio - Service Class 2 (FEI2)	53,844	151,570
VIP Growth Portfolio - Service Class 2 (FG2)	125,837	51,469
Federated NVIT High Income Bond Fund - Class I (HIBF)	856,272	1,210,095
NVIT Nationwide Fund - Class I (TRF)	89,861	5,272
NVIT Government Bond Fund - Class I (GBF)	88,161	191,442
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	119,681	147,970
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	103,635	101,234
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	393,410	358,354
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	140,663	454,772
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	35,358	6,843
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	11	4
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	249,937	250,257
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,997	686,488
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	71	29
NVIT Multi-Manager Small Company Fund - Class I (SCF)	19,710	23,384
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	1,745	631
NVIT Money Market Fund - Class II (NVMM2)	52,993,098	54,894,532
Variable Fund - Long Short Equity Fund (RSRF)	218,378	29,252
Variable Trust - Banking Fund (RBKF)	2,022,944	1,990,451
Variable Trust - Basic Materials Fund (RBMF)	872,433	915,493
Variable Trust - Biotechnology Fund (RBF)	589,266	572,880
Variable Trust - Commodities Strategy Fund (RVCMD)	105,092	110,928
Variable Trust - Consumer Products Fund (RCPF)	2,261,904	2,088,894
Variable Trust - Dow 2x Strategy Fund (RVLDD)	2,262,244	2,326,313
Variable Trust - Electronics Fund (RELF)	2,174,782	2,146,431
Variable Trust - Energy Fund (RENF)	556,067	658,791
Variable Trust - Energy Services Fund (RESF)	615,102	753,765
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	518,320	340,227
Variable Trust - Financial Services Fund (RFSF)	16,609,440	16,434,667
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	14,549,554	14,487,793
Variable Trust - Health Care Fund (RHCF)	2,368,708	2,271,663
Variable Trust - Internet Fund (RINF)	389,796	296,486
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	157,398	159,095
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	399,578	710,722
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	131,733	131,607
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	183,954	190,147
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	111,730	110,400
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	122,841	123,484
Variable Trust - Japan 2x Strategy Fund (RLCJ)	311,213	464,807
Variable Trust - Leisure Fund (RLF)	2,574,574	2,064,894

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	$6,078,662	$5,986,041
Variable Fund - Multi-Hedge Strategies (RVARS)	207,947	93,526
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	7,499,531	7,463,344
Variable Trust - NASDAQ-100(R) Fund (ROF)	1,199,939	1,192,867
Variable Trust - Nova Fund (RNF)	798,281	777,959
Variable Trust - Precious Metals Fund (RPMF)	792,511	760,731
Variable Trust - Real Estate Fund (RREF)	411,299	462,443
Variable Trust - Retailing Fund (RRF)	2,202,626	1,758,865
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	19,447,616	19,566,462
Variable Trust - S&P 500 2x Strategy Fund (RTF)	3,965,351	4,038,388
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	931,561	1,174,758
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	759,666	752,873
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	471,708	471,290
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	3,325,181	3,293,404
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	8,192,971	8,146,316
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	395,646	473,495
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	33,985	28,827
Variable Trust - Technology Fund (RTEC)	10,740,974	10,635,980
Variable Trust - Telecommunications Fund (RTEL)	211,135	209,458
Variable Trust - Transportation Fund (RTRF)	339,279	301,480
Variable Trust - Utilities Fund (RUTL)	1,417,917	1,243,805
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	33,051	33,895

	$175,492,559	$177,367,901

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Income & Growth Fund - Class I (ACVIG)
2017	0.00%	83,962	$12.76	$1,071,232	2.45%	20.49%
2016	0.00%	73,470	10.59	777,995	2.67%	13.48%
2015	0.00%	18,065	9.33	168,568	1.68%	-6.69%	****
VP Income & Growth Fund - Class II (ACVIG2)
2017	0.00%	113	30.46	3,442	1.92%	20.30%
2016	0.00%	219	25.32	5,545	2.12%	13.20%
2015	0.00%	284	22.37	6,352	1.84%	-5.95%
2014	0.00%	338	23.78	8,038	1.78%	12.33%
2013	0.00%	354	21.17	7,494	1.97%	35.48%
VP Ultra(R) Fund - Class I (ACVU1)
2017	0.00%	26,332	13.88	365,543	0.38%	32.22%
2016	0.00%	22,356	10.50	234,712	0.36%	4.45%
2015	0.00%	13,199	10.05	132,676	0.00%	0.52%	****
VP Ultra(R) Fund - Class II (ACVU2)
2017	0.00%	756	31.95	24,158	0.23%	32.00%
2016	0.00%	776	24.21	18,785	0.19%	4.35%
2015	0.00%	800	23.20	18,559	0.29%	6.05%
2014	0.00%	815	21.87	17,828	0.23%	9.83%
2013	0.00%	873	19.92	17,388	0.38%	36.92%
VP Value Fund - Class I (ACVV)
2017	0.00%	48,224	12.39	597,700	1.61%	8.75%
2016	0.00%	53,873	11.40	614,008	1.76%	20.48%
2015	0.00%	46,821	9.46	442,926	1.69%	-5.40%
VP Value Fund - Class II (ACVV2)
2017	0.00%	924	31.74	29,331	1.50%	8.58%
2016	0.00%	948	29.24	27,716	1.58%	20.28%
2015	0.00%	981	24.31	23,845	1.97%	-4.02%
2014	0.00%	1,073	25.33	27,175	1.41%	12.89%
2013	0.00%	1,255	22.43	28,154	1.48%	31.48%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2017	0.00%	26,769	37.93	1,015,477	0.74%	21.59%
2016	0.00%	31,444	31.20	981,050	0.64%	7.73%
2015	0.00%	32,923	28.96	953,489	0.76%	0.42%
2014	0.00%	1,529	28.84	44,098	0.73%	11.65%
2013	0.00%	1,625	25.83	41,975	0.83%	30.95%
VIP Equity-Income Portfolio - Service Class 2 (FEI2)
2017	0.00%	14,366	28.18	404,787	1.30%	12.65%
2016	0.00%	18,575	25.01	464,613	2.09%	17.71%
2015	0.00%	20,972	21.25	445,650	2.69%	-4.24%
2014	0.00%	1,272	22.19	28,226	2.52%	8.48%
2013	0.00%	1,419	20.46	29,027	2.30%	27.83%
VIP Growth Portfolio - Service Class 2 (FG2)
2017	0.00%	10,096	32.90	332,113	0.07%	34.81%
2016	0.00%	8,135	24.40	198,498	0.00%	0.55%
2015	0.00%	9,109	24.27	221,049	0.05%	6.90%
2014	0.00%	410	22.70	9,307	0.00%	11.01%
2013	0.00%	426	20.45	8,711	0.05%	36.00%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	0.00%	86,864	11.79	1,024,141	4.74%	6.76%
2016	0.00%	123,662	11.04	1,365,719	6.14%	14.16%
2015	0.00%	46,798	9.67	452,746	1.56%	-2.61%
2014	0.00%	57,698	9.93	573,139	1.10%	-0.67%	****
NVIT Nationwide Fund - Class I (TRF)
2017	0.00%	9,215	14.89	137,228	1.55%	20.52%
2016	0.00%	3,064	12.36	37,859	1.17%	11.39%
2015	0.00%	4,404	11.09	48,852	0.91%	0.94%
2014	0.00%	3,382	10.99	37,168	0.78%	9.90%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Nationwide Fund - Class II (TRF2)
2013	0.00%	19	$19.27	$366	1.00%	30.79%
NVIT Government Bond Fund - Class I (GBF)
2017	0.00%	33,732	16.06	541,587	1.94%	2.08%
2016	0.00%	40,960	15.73	644,211	2.01%	0.74%
2015	0.00%	37,226	15.61	581,174	1.84%	-0.11%
2014	0.00%	35,260	15.63	551,079	1.63%	4.57%
2013	0.00%	471	14.95	7,040	1.94%	-4.06%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2017	0.00%	29,770	26.44	787,055	1.55%	18.43%
2016	0.00%	33,789	22.32	754,301	1.69%	9.47%
2015	0.00%	76,122	20.39	1,552,371	1.39%	-1.00%
2014	0.00%	80,884	20.60	1,666,111	2.02%	4.99%
2013	0.00%	6	19.62	118	1.66%	27.25%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2017	0.00%	14,604	17.04	248,915	2.09%	5.68%
2016	0.00%	15,055	16.13	242,805	1.29%	4.26%
2015	0.00%	20,883	15.47	323,027	1.21%	0.26%
2014	0.00%	45,961	15.43	709,065	0.56%	3.89%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2017	0.00%	63,378	22.38	1,418,586	1.78%	12.93%
2016	0.00%	66,702	19.82	1,322,092	1.81%	7.14%
2015	0.00%	99,913	18.50	1,848,344	2.03%	-0.33%
2014	0.00%	68,553	18.56	1,272,456	2.15%	5.18%
2013	0.00%	208	17.65	3,671	1.73%	16.63%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2017	0.00%	43,275	24.99	1,081,502	1.51%	16.68%
2016	0.00%	60,743	21.42	1,301,063	1.79%	8.48%
2015	0.00%	63,518	19.74	1,254,138	1.60%	-0.73%
2014	0.00%	54,324	19.89	1,080,490	2.11%	4.96%
2013	0.00%	1,239	18.95	23,479	1.67%	22.38%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2017	0.00%	13,095	19.88	260,318	1.90%	9.21%
2016	0.00%	12,378	18.20	225,312	1.65%	5.70%
2015	0.00%	13,091	17.22	225,435	1.70%	-0.03%
2014	0.00%	13,104	17.23	225,728	1.61%	4.74%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	0.00%	7	34.00	238	0.00%	27.74%
2016	0.00%	7	26.62	186	0.00%	6.47%
2015	0.00%	62	25.00	1,550	0.00%	-0.18%
2014	0.00%	64	25.05	1,603	0.00%	4.04%
2013	0.00%	66	24.07	1,589	0.00%	38.94%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2017	0.00%	19,787	15.19	300,514	0.00%	24.92%
2016	0.00%	20,156	12.16	245,042	0.00%	8.30%
2015	0.00%	2,516	11.23	28,242	0.00%	0.76%
2014	0.00%	3,235	11.14	36,041	0.00%	11.41%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2017	0.00%	5,617	14.00	78,616	0.22%	9.06%
2016	0.00%	58,526	12.83	751,068	2.66%	25.93%
2015	0.00%	5,307	10.19	54,081	0.67%	-6.02%
2014	0.00%	5,335	10.84	57,850	0.29%	8.43%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2017	0.00%	41	35.16	1,441	0.29%	8.75%
2016	0.00%	42	32.33	1,358	0.46%	25.61%
2015	0.00%	43	25.74	1,107	0.47%	-6.29%
2014	0.00%	44	27.46	1,208	0.29%	6.77%
2013	0.00%	45	25.72	1,158	0.63%	40.02%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2017	0.00%	6,959	$14.43	$100,387	0.00%	13.49%
2016	0.00%	7,671	12.71	97,507	0.26%	22.83%
2015	0.00%	11,073	10.35	114,588	0.40%	-1.63%
2014	0.00%	11,238	10.52	118,229	0.13%	5.20%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2017	0.00%	723	35.91	25,962	0.00%	13.20%
2016	0.00%	742	31.72	23,538	0.11%	22.54%
2015	0.00%	765	25.89	19,803	0.14%	-1.89%
2014	0.00%	779	26.39	20,555	0.00%	0.56%
2013	0.00%	835	26.24	21,911	0.13%	40.55%
NVIT Money Market Fund - Class II (NVMM2)
2017	0.00%	975,540	10.02	9,776,684	0.21%	0.22%
2016	0.00%	1,167,788	10.00	11,678,137	0.00%	0.00%
2015	0.00%	1,251,639	10.00	12,516,415	0.00%	0.00%
2014	0.00%	1,876,183	10.00	18,761,868	0.00%	0.00%
2013	0.00%	1,149,441	10.00	11,494,433	0.00%	0.00%
Variable Fund - Long Short Equity Fund (RSRF)
2017	0.00%	15,714	21.06	331,015	0.33%	14.85%
2016	0.00%	6,746	18.34	123,728	0.00%	0.65%
2015	0.00%	10,491	18.22	191,163	0.00%	1.26%
2014	0.00%	12,203	17.99	219,591	0.00%	2.79%
2013	0.00%	13,379	17.51	234,208	0.00%	17.46%
Variable Trust - Banking Fund (RBKF)
2017	0.00%	15,648	11.52	180,258	0.37%	12.48%
2016	0.00%	13,430	10.24	137,538	1.12%	27.25%
2015	0.00%	9,467	8.05	76,188	0.31%	-4.86%
2014	0.00%	14,742	8.46	124,701	1.47%	3.42%
2013	0.00%	22,760	8.18	186,160	1.19%	29.18%
Variable Trust - Basic Materials Fund (RBMF)
2017	0.00%	6,801	31.24	212,450	0.51%	21.43%
2016	0.00%	9,048	25.72	232,755	0.00%	30.86%
2015	0.00%	5,874	19.66	115,471	0.00%	-17.30%
2014	0.00%	15,246	23.77	362,388	3.38%	-1.81%
2013	0.00%	10,264	24.21	248,478	0.74%	1.25%
Variable Trust - Biotechnology Fund (RBF)
2017	0.00%	6,082	46.75	284,320	0.00%	29.44%
2016	0.00%	5,597	36.12	202,139	0.00%	-19.66%
2015	0.00%	5,599	44.95	251,698	0.00%	8.47%
2014	0.00%	12,219	41.44	506,386	0.00%	32.69%
2013	0.00%	10,731	31.23	335,148	0.00%	54.20%
Variable Trust - Commodities Strategy Fund (RVCMD)
2017	0.00%	8,623	2.76	23,831	0.00%	4.43%
2016	0.00%	11,826	2.65	31,297	0.00%	10.40%
2015	0.00%	14,597	2.40	34,990	0.00%	-33.80%
2014	0.00%	17,975	3.62	65,086	0.00%	-34.01%
2013	0.00%	13,426	5.49	73,668	0.00%	-3.21%
Variable Trust - Consumer Products Fund (RCPF)
2017	0.00%	9,251	38.28	354,107	0.95%	11.53%
2016	0.00%	4,401	34.32	151,048	0.73%	5.42%
2015	0.00%	7,807	32.56	254,179	0.33%	6.22%
2014	0.00%	10,834	30.65	332,070	0.49%	12.63%
2013	0.00%	9,966	27.21	271,220	1.37%	28.25%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2017	0.00%	7,597	$46.43	$352,727	0.06%	58.51%
2016	0.00%	8,912	29.29	261,037	0.00%	30.72%
2015	0.00%	9,294	22.41	208,250	0.00%	-4.22%
2014	0.00%	21,468	23.39	502,213	0.00%	16.80%
2013	0.00%	12,966	20.03	259,687	0.00%	62.70%
Variable Trust - Electronics Fund (RELF)
2017	0.00%	13,732	19.13	262,675	0.00%	31.06%
2016	0.00%	13,492	14.60	196,923	0.00%	24.34%
2015	0.00%	29,494	11.74	346,222	0.00%	2.10%
2014	0.00%	15,061	11.50	173,154	0.00%	23.74%
2013	0.00%	9,463	9.29	87,924	0.17%	35.05%
Variable Trust - Energy Fund (RENF)
2017	0.00%	9,327	22.89	213,470	0.46%	-6.26%
2016	0.00%	15,773	24.42	385,130	0.80%	31.37%
2015	0.00%	22,288	18.59	414,260	0.43%	-30.22%
2014	0.00%	13,210	26.64	351,880	0.11%	-18.62%
2013	0.00%	12,420	32.73	406,547	0.19%	23.47%
Variable Trust - Energy Services Fund (RESF)
2017	0.00%	6,396	14.87	95,128	0.00%	-18.64%
2016	0.00%	14,628	18.28	267,420	0.81%	23.15%
2015	0.00%	16,823	14.84	249,729	0.37%	-31.70%
2014	0.00%	10,135	21.73	220,273	0.00%	-29.34%
2013	0.00%	18,182	30.76	559,237	0.00%	23.89%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2017	0.00%	27,308	15.94	435,387	1.00%	28.60%
2016	0.00%	15,451	12.40	191,557	1.22%	-5.58%
2015	0.00%	16,765	13.13	220,126	1.32%	-7.19%
2014	0.00%	14,068	14.15	199,015	1.55%	-12.49%
2013	0.00%	24,168	16.17	390,697	0.16%	23.89%
Variable Trust - Financial Services Fund (RFSF)
2017	0.00%	17,547	17.35	304,396	0.46%	15.57%
2016	0.00%	5,159	15.01	77,436	1.58%	15.83%
2015	0.00%	13,992	12.96	181,324	0.36%	-3.99%
2014	0.00%	9,288	13.50	125,361	0.52%	12.58%
2013	0.00%	6,991	11.99	83,815	0.23%	27.55%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2017	0.00%	21,014	23.39	491,526	1.16%	9.63%
2016	0.00%	16,984	21.34	362,366	0.95%	-0.34%
2015	0.00%	10,931	21.41	234,014	0.89%	-5.10%
2014	0.00%	17,417	22.56	392,891	0.72%	34.66%
2013	0.00%	3,430	16.75	57,458	0.94%	-18.25%
Variable Trust - Health Care Fund (RHCF)
2017	0.00%	14,691	35.22	517,406	0.00%	22.86%
2016	0.00%	12,451	28.67	356,926	0.00%	-9.70%
2015	0.00%	21,271	31.74	675,235	0.00%	4.53%
2014	0.00%	22,306	30.37	677,404	0.00%	24.62%
2013	0.00%	75,521	24.37	1,840,405	0.09%	41.81%
Variable Trust - Internet Fund (RINF)
2017	0.00%	6,451	43.12	278,178	0.00%	33.96%
2016	0.00%	4,150	32.19	133,590	0.00%	4.44%
2015	0.00%	12,035	30.82	370,943	0.00%	8.36%
2014	0.00%	7,800	28.44	221,865	0.00%	1.96%
2013	0.00%	6,820	27.90	190,266	0.00%	51.23%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2017	0.00%	65,467	0.39	25,522	0.00%	-38.95%
2016	0.00%	72,164	0.64	46,083	0.00%	-29.65%
2015	0.00%	88,138	0.91	80,002	0.00%	-8.03%
2014	0.00%	93,655	0.99	92,435	0.00%	-21.77%
2013	0.00%	107,938	1.26	136,171	0.00%	-43.89%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2017	0.00%	5,705	$2.89	$16,509	0.00%	-8.89%
2016	0.00%	112,538	3.18	357,424	0.00%	-2.94%
2015	0.00%	90,927	3.27	297,535	0.00%	-1.22%
2014	0.00%	12,100	3.31	40,082	0.00%	-24.91%
2013	0.00%	56,016	4.41	247,117	0.00%	15.26%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2017	0.00%	1,107	1.66	1,838	0.00%	-13.55%
2016	0.00%	1,127	1.92	2,164	0.00%	-19.13%
2015	0.00%	1,591	2.37	3,778	0.00%	-1.12%
2014	0.00%	1,333	2.40	3,201	0.00%	-11.56%
2013	0.00%	2,125	2.72	5,770	0.00%	-27.57%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2017	0.00%	4,473	1.25	5,578	0.00%	-24.66%
2016	0.00%	9,450	1.66	15,642	0.00%	-9.48%
2015	0.00%	5,522	1.83	10,098	0.00%	-12.87%
2014	0.00%	5,653	2.10	11,864	0.00%	-18.63%
2013	0.00%	2,502	2.58	6,453	0.00%	-29.05%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2017	0.00%	4,704	1.54	7,224	0.00%	-13.49%
2016	0.00%	3,993	1.78	7,088	0.00%	-20.28%
2015	0.00%	12,377	2.23	27,561	0.00%	0.10%
2014	0.00%	9,522	2.22	21,182	0.00%	-8.85%
2013	0.00%	17,318	2.44	42,264	0.00%	-30.85%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2017	0.00%	836	2.10	1,756	0.00%	-17.35%
2016	0.00%	1,076	2.54	2,735	0.00%	-12.01%
2015	0.00%	7,438	2.89	21,483	0.00%	-4.43%
2014	0.00%	6,335	3.02	19,146	0.00%	-14.45%
2013	0.00%	5,326	3.53	18,816	0.00%	-26.52%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2017	0.00%	9,195	26.60	244,610	0.00%	50.30%
2016	0.00%	16,407	17.70	290,401	0.00%	8.86%
2015	0.00%	8,160	16.26	132,674	0.00%	12.00%
2014	0.00%	9,406	14.52	136,553	0.00%	-15.41%
2013	0.00%	13,833	17.16	237,405	0.00%	56.00%
Variable Trust - Leisure Fund (RLF)
2017	0.00%	16,451	35.95	591,461	0.17%	20.11%
2016	0.00%	2,133	29.93	63,848	0.35%	9.56%
2015	0.00%	6,202	27.32	169,442	0.09%	0.30%
2014	0.00%	1,825	27.24	49,709	0.18%	7.49%
2013	0.00%	2,911	25.34	73,766	0.40%	42.41%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2017	0.00%	5,955	49.96	297,497	0.00%	22.44%
2016	0.00%	7,674	40.80	313,101	0.00%	29.64%
2015	0.00%	7,232	31.47	227,603	0.00%	-5.50%
2014	0.00%	14,083	33.30	469,021	0.00%	11.93%
2013	0.00%	13,127	29.75	390,568	0.00%	50.23%
Variable Fund - Multi-Hedge Strategies (RVARS)
2017	0.00%	27,251	10.54	287,318	0.00%	3.67%
2016	0.00%	16,540	10.17	168,207	0.10%	-0.48%
2015	0.00%	24,173	10.22	247,028	0.66%	1.85%
2014	0.00%	17,648	10.03	177,074	0.00%	4.66%
2013	0.00%	11,696	9.59	112,129	0.00%	1.65%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2017	0.00%	19,012	$95.77	$1,820,814	0.00%	69.49%
2016	0.00%	19,293	56.51	1,090,198	0.00%	9.60%
2015	0.00%	25,472	51.56	1,313,330	0.00%	14.63%
2014	0.00%	31,357	44.98	1,410,465	0.00%	36.57%
2013	0.00%	38,819	32.94	1,278,510	0.00%	80.21%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2017	0.00%	20,261	43.68	885,071	0.00%	31.12%
2016	0.00%	21,720	33.32	723,619	0.00%	5.98%
2015	0.00%	29,497	31.44	927,261	0.00%	8.24%
2014	0.00%	36,762	29.04	1,067,661	0.00%	17.45%
2013	0.00%	32,566	24.73	805,308	0.00%	34.62%
Variable Trust - Nova Fund (RNF)
2017	0.00%	11,148	38.97	434,486	0.06%	31.78%
2016	0.00%	11,010	29.58	325,626	0.00%	15.72%
2015	0.00%	9,929	25.56	253,760	0.00%	-0.72%
2014	0.00%	12,293	25.74	316,451	0.08%	18.59%
2013	0.00%	10,234	21.71	222,155	0.11%	48.99%
Variable Trust - Precious Metals Fund (RPMF)
2017	0.00%	32,226	9.45	304,439	4.54%	7.08%
2016	0.00%	37,698	8.82	332,578	0.00%	65.52%
2015	0.00%	54,127	5.33	288,504	5.69%	-30.37%
2014	0.00%	49,164	7.65	376,344	0.12%	-17.35%
2013	0.00%	53,785	9.26	498,116	0.97%	-46.10%
Variable Trust - Real Estate Fund (RREF)
2017	0.00%	15,790	25.89	408,769	2.63%	6.65%
2016	0.00%	18,226	24.27	442,397	0.89%	10.15%
2015	0.00%	11,521	22.04	253,878	2.13%	-2.52%
2014	0.00%	15,172	22.61	342,991	1.14%	21.01%
2013	0.00%	15,250	18.68	284,903	1.31%	3.94%
Variable Trust - Retailing Fund (RRF)
2017	0.00%	19,443	27.58	536,302	0.00%	12.82%
2016	0.00%	3,417	24.45	83,542	0.00%	0.30%
2015	0.00%	9,117	24.38	222,233	0.00%	-1.33%
2014	0.00%	3,781	24.70	93,404	0.00%	8.66%
2013	0.00%	5,332	22.74	121,226	0.01%	35.80%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2017	0.00%	15,196	37.75	573,615	0.00%	20.01%
2016	0.00%	17,246	31.45	542,437	0.00%	30.41%
2015	0.00%	10,305	24.12	248,534	0.00%	-9.08%
2014	0.00%	17,055	26.53	452,387	0.00%	4.29%
2013	0.00%	25,060	25.43	637,389	0.00%	58.56%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2017	0.00%	6,898	46.47	320,534	0.00%	43.49%
2016	0.00%	9,156	32.38	296,512	0.00%	20.40%
2015	0.00%	7,467	26.90	200,838	0.00%	-1.66%
2014	0.00%	13,654	27.35	373,444	0.00%	24.65%
2013	0.00%	25,871	21.94	567,640	0.00%	68.71%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2017	0.00%	38,776	29.85	1,157,562	0.00%	24.39%
2016	0.00%	49,835	24.00	1,195,958	0.00%	2.58%
2015	0.00%	46,350	23.40	1,084,383	0.00%	1.08%
2014	0.00%	53,479	23.15	1,237,794	0.00%	12.42%
2013	0.00%	70,152	20.59	1,444,313	0.00%	41.32%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2017	0.00%	36,097	28.67	1,034,872	0.75%	15.86%
2016	0.00%	37,945	24.74	938,922	1.15%	17.40%
2015	0.00%	42,948	21.08	905,233	0.78%	-9.38%
2014	0.00%	36,494	23.26	848,809	0.38%	10.94%
2013	0.00%	24,274	20.96	508,895	0.00%	45.26%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2017	0.00%	27,913	$33.77	$942,592	0.00%	18.76%
2016	0.00%	28,007	28.43	796,359	0.00%	2.70%
2015	0.00%	27,900	27.69	772,465	0.00%	1.32%
2014	0.00%	40,303	27.33	1,101,333	0.00%	-1.55%
2013	0.00%	48,206	27.76	1,338,058	0.00%	34.05%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2017	0.00%	16,623	29.57	491,609	0.00%	13.15%
2016	0.00%	18,301	26.14	478,346	0.33%	28.89%
2015	0.00%	20,761	20.28	421,024	0.20%	-11.86%
2014	0.00%	17,244	23.01	396,773	0.05%	6.72%
2013	0.00%	21,461	21.56	462,693	0.09%	35.80%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2017	0.00%	17,177	32.43	557,132	0.00%	16.08%
2016	0.00%	16,932	27.94	473,100	0.00%	18.69%
2015	0.00%	47,451	23.54	1,117,054	0.00%	-0.37%
2014	0.00%	24,751	23.63	584,849	0.00%	0.00%
2013	0.00%	43,741	23.63	1,033,571	0.00%	41.30%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2017	0.00%	11,626	23.87	277,458	0.00%	-0.28%
2016	0.00%	16,004	23.93	383,003	0.00%	31.74%
2015	0.00%	15,562	18.17	282,699	0.00%	-13.54%
2014	0.00%	23,793	21.01	499,925	0.00%	1.31%
2013	0.00%	24,932	20.74	517,069	0.25%	42.83%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2017	0.00%	1,363	7.97	10,858	0.00%	-17.65%
2016	0.00%	819	9.67	7,923	0.00%	7.00%
2015	0.00%	777	9.04	7,024	0.00%	13.35%
2014	0.00%	3,251	7.98	25,929	0.00%	22.93%
2013	0.00%	2,405	6.49	15,603	0.00%	-2.97%
Variable Trust - Technology Fund (RTEC)
2017	0.00%	13,294	27.80	369,549	0.00%	32.63%
2016	0.00%	9,991	20.96	209,405	0.00%	11.07%
2015	0.00%	37,149	18.87	701,006	0.00%	1.11%
2014	0.00%	10,126	18.66	188,975	0.00%	10.26%
2013	0.00%	11,092	16.93	187,748	0.00%	35.39%
Variable Trust - Telecommunications Fund (RTEL)
2017	0.00%	4,157	16.63	69,124	1.72%	5.85%
2016	0.00%	4,148	15.71	65,161	0.65%	17.40%
2015	0.00%	3,258	13.38	43,593	1.66%	-6.73%
2014	0.00%	4,030	14.35	57,813	2.21%	2.62%
2013	0.00%	3,031	13.98	42,373	1.49%	17.46%
Variable Trust - Transportation Fund (RTRF)
2017	0.00%	3,682	35.51	130,743	0.31%	22.02%
2016	0.00%	2,451	29.10	71,327	0.00%	15.43%
2015	0.00%	2,584	25.21	65,148	0.00%	-14.09%
2014	0.00%	3,943	29.35	115,710	0.00%	22.80%
2013	0.00%	4,102	23.90	98,025	0.00%	50.64%
Variable Trust - Utilities Fund (RUTL)
2017	0.00%	13,485	32.39	436,785	1.97%	11.02%
2016	0.00%	8,464	29.18	246,949	0.99%	16.34%
2015	0.00%	10,215	25.08	256,186	2.08%	-7.36%
2014	0.00%	8,772	27.07	237,479	1.69%	22.89%
2013	0.00%	8,279	22.03	182,381	4.18%	13.63%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2017	0.00%	406	$7.30	$2,962	0.00%	19.31%
2016	0.00%	411	6.12	2,513	0.00%	-8.71%
2015	0.00%	2,163	6.70	14,490	0.00%	-16.83%
2014	0.00%	1,977	8.05	15,923	0.00%	-21.91%
2013	0.00%	2,211	10.31	22,806	0.00%	-2.82%
VIP Contrafund(R) Portfolio - Service - Class 2R (obsolete) (FC2R)
2014	0.00%	88,805	23.43	2,080,372	0.74%	11.66%
2013	0.00%	91,302	20.98	1,915,466	0.84%	30.90%
VIP Equity-Income Portfolio - Service Class 2 R (obsolete) (FEI2R)
2014	0.00%	85,621	18.61	1,593,610	2.75%	8.45%
2013	0.00%	88,059	17.16	1,511,321	2.74%	27.79%
VIP Growth Portfolio - Service Class 2 R (obsolete) (FG2R)
2014	0.00%	9,247	21.89	202,439	0.13%	11.04%
2013	0.00%	10,116	19.72	199,442	0.22%	35.97%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	387,825	16.72	6,485,936	8.51%	6.94%
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.00%	945	17.27	16,319	1.62%	31.12%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.00%	45,542	13.82	629,188	1.61%	-4.10%
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.00%	105,557	18.12	1,912,856	1.68%	27.18%
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.00%	269,834	14.25	3,845,937	2.71%	4.70%
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.00%	61,262	16.61	1,017,534	1.71%	16.56%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.00%	57,329	17.58	1,007,835	1.85%	22.37%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.00%	14,376	15.61	224,351	1.63%	10.59%
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.00%	1,421	18.98	26,974	0.00%	44.37%
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.00%	2,181	21.76	47,456	0.90%	40.38%
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.00%	6,734	21.48	144,678	0.16%	40.95%
VP Income & Growth Fund - Class III (obsolete) (ACVIG3)
2014	0.00%	10,440	20.10	209,823	2.01%	12.50%
2013	0.00%	11,563	17.86	206,566	2.28%	35.82%
VP Ultra(R) Fund - Class III (obsolete) (ACVU3)
2014	0.00%	4,820	20.50	98,805	0.37%	10.01%
2013	0.00%	4,924	18.63	91,754	0.54%	37.02%
VP Value Fund - Class III (obsolete) (ACVV3)
2014	0.00%	26,538	20.87	553,816	1.52%	13.08%
2013	0.00%	24,837	18.45	458,365	1.67%	31.73%

2017	Contract Owners’ Equity:				$36,208,420
2016	Contract Owners’ Equity:				$35,096,578
2015	Contract Owners’ Equity:				$35,854,626
2014	Contract Owners’ Equity:				$45,225,131
2013	Contract Owners’ Equity:				$48,192,651

*	This represents the annual policy expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total Return is not annualized if the underlying mutual fund option was initially added and funded.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.